Item 1. Report to Shareholders

T. Rowe Price Global Technology Fund
--------------------------------------------------------------------------------
Certified Financials

T. Rowe Price Global Technology Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)

FINANCIAL HIGHLIGHTS            For a share outstanding throughout each period
--------------------------------------------------------------------------------
                        6 Months           Year                        9/29/00
                           Ended          Ended                        Through
                         6/30/03       12/31/02        12/31/01       12/31/00

NET ASSET VALUE
Beginning of period    $    3.33      $    4.75     $     7.43     $    10.00

Investment activities

  Net investment
  income (loss)            (0.02)*        (0.05)*        (0.06)*        (0.01)

  Net realized and
  unrealized gain
  (loss)                    0.65          (1.37)         (2.62)         (2.56)

  Total from
  investment
  activities                0.63          (1.42)         (2.68)         (2.57)

NET ASSET VALUE
End of period          $    3.96      $    3.33     $     4.75     $     7.43
                       ---------      ---------     ----------     ----------

Ratios/Supplemental Data
Total return^             18.92%*      (29.89)%*       (36.07)%*      (25.70)%

Ratio of total
expenses to
average net assets         1.50%*+        1.50%*          1.50%*         1.37%+

Ratio of net
investment income
(loss) to average
net assets               (1.14)%*+      (1.15)%*        (1.08)%*       (0.25)%+

Portfolio turnover
rate                      170.1%+        211.4%          189.2%         123.6%+

Net assets,
end of period
(in thousands)         $  65,064      $  55,145       $  84,120     $  131,168

     ^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.
     * Excludes expenses in excess of a 1.50% contractual expense limitation in effect through April 30, 2005.
     +    Annualized

The  accompanying notes are an  integral  part of these  financial  statements.

T. Rowe Price Global Technology Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)                                  June 30, 2003

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                       Shares            Value
                                                                  In thousands
COMMON STOCKS 99.9%

MEDIA  10.9%

Gaming  1.3%

International Game Technology *                         8,000   $         819
                                                                          819
Internet  4.7%

Autobytel *                                            13,000              81

Autobytel *                                            56,000             314

CNET Networks *                                       125,000             779

Expedia, Class A *                                      5,000             382

Monster Worldwide *                                    45,000             888

Yahoo Japan (JPY) *                                        40             651
                                                                        3,095

Media & Entertainment  3.7%

AOL Time Warner *                                     150,000           2,413
                                                                        2,413

Radio/ Outdoor Advertising  1.2%

Clear Channel Communications *                         18,000             763
                                                                          763

Total Media                                                             7,090


TECHNOLOGY  78.8%

Analog Semiconductors  2.6%

Analog Devices *                                       13,000             453

Intersil Holding, Class A *                            30,000             798

Maxim Integrated Products                              12,000             410
                                                                        1,661

Application Software  12.1%

Adobe Systems                                          30,000             962

Autodesk                                               55,000             889

Business Objects ADR *                                 35,000             768

Cadence Design Systems *                               25,000             302

Electronic Arts *                                      18,000           1,332

Informatica *                                          90,000             622

Intuit *                                               33,000     $     1,469

MatrixOne *                                            50,000             287

Synopsys *                                             20,000           1,237
                                                                        7,868

Digital Semiconductors  2.3%

Microchip Technology                                   14,000             345

Samsung Electronics (KRW)                               3,000             892

Semtech *                                              17,000             242
                                                                        1,479

Hardware  12.9%

CDW *                                                  22,000           1,007

Dell Computer *                                       155,000           4,954

Lexmark International, Class A *                        8,000             566

Seagate Technology                                     80,000           1,412

Seiko Epson, 144A (JPY) *                              15,500             462

                                                                        8,401

Infrastructure Software  10.0%

Microsoft                                             255,000           6,531
                                                                        6,531

IT Services  21.3%

Affiliated Computer Services, Class A *                43,000           1,966

BISYS Group *                                          57,000           1,047

Certegy *                                              73,000           2,026

ChoicePoint *                                          55,000           1,899

DST Systems *                                          19,000             722

First Data                                             50,000           2,072

Fiserv *                                               45,000           1,602

IBM                                                    16,000           1,320

SunGard Data Systems *                                 45,000           1,166
                                                                       13,820

Semiconductor Capital Equipment  2.4%

Applied Materials *                                   100,000           1,586
                                                                        1,586

System Software  10.1%

Internet Security Systems *                            30,000             435

Network Associates *                                   50,000             634

PeopleSoft *                                           60,000           1,055

SAP (EUR)                                              11,000   $       1,299

SAP ADR                                                 3,000              88

Symantec *                                             25,000           1,096

VeriSign *                                             65,000             899

VERITAS Software *                                     10,000             287

Websense *                                             50,000             783
                                                                        6,576

Wireless Equipment  1.7%

Nokia (EUR)                                            40,000             660

QUALCOMM                                               13,000             465
                                                                        1,125

Wireline Equipment  3.4%

Cisco Systems *                                       100,000           1,669

Corvis *                                              370,000             555
                                                                        2,224

Total Technology                                                       51,271


TELECOM SERVICES  10.2%

Wireless-International  10.2%

America Movil ADR, Series L                            60,000           1,125

KT Freetel (KRW) *                                     25,000             522

NII Holdings, Class B *                                20,000             765

Orange (EUR) *                                         73,000             649

SK Telecom ADR                                         75,000           1,415

Vodafone                                              108,000           2,122

Total Telecom Services                                                  6,598

Total Common Stocks (Cost  $58,109)                                    64,959


SHORT-TERM INVESTMENTS  1.1%

Money Market Fund  1.1%

T. Rowe Price Government Reserve
Investment Fund, 1.01% #                              738,891             739

Total Short-Term Investments (Cost  $739)                                 739

                                                                        Value
--------------------------------------------------------------------------------
                                                                 In thousands

Total Investments in Securities
101.0% of Net Assets (Cost $58,848)                             $      65,698

Other Assets Less Liabilities                                            (634)

NET ASSETS                                                      $      65,064
                                                                -------------
Net Assets Consist of:

Undistributed net investment income (loss)                      $        (326)

Undistributed net realized gain (loss)                               (111,373)

Net unrealized gain (loss)                                              6,850

Paid-in-capital applicable to 16,436,630
shares of $0.0001 par
value capital stock outstanding;
1,000,000,000 shares authorized                                       169,913

NET ASSETS                                                      $      65,064
                                                                -------------

NET ASSET VALUE PER SHARE                                       $        3.96
                                                                -------------

     #    Seven-day yield
     *    Non-income producing
     144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total of such securities at period-end amounts to $462,000 and represents 0.7% of net assets
     ADR  American Depository Receipts
     EUR  Euro
     JPY  Japanese yen
     KRW  South Korean won

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Global Technology Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
In thousands                                                         6 Months
                                                                        Ended
                                                                      6/30/03
  Investment Income (Loss)

  Income

    Dividend (net of foreign taxes of $7)                       $          71

    Income distributions from mutual funds                                 26

    Total income                                                           97

  Expenses

    Shareholder servicing                                                 210

    Investment management                                                 106

    Custody and accounting                                                 57

    Prospectus and shareholder reports                                     26

    Registration                                                           17

    Legal and audit                                                        10

    Directors                                                               3

    Miscellaneous                                                           2

    Total expenses                                                        431

    Expenses paid indirectly                                               (8)

    Net expenses                                                          423

  Net investment income (loss)                                           (326)

  Realized and Unrealized Gain (Loss)

  Net realized gain (loss)

    Securities                                                         (1,436)

    Foreign currency transactions                                         (15)

    Net realized gain (loss)                                           (1,451)

  Change in net unrealized gain (loss)

    Securities                                                         12,157

    Other assets and liabilities
    denominated in foreign currencies                                      (3)

    Change in net unrealized gain (loss)                               12,154

  Net realized and unrealized gain (loss)                              10,703

  INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS                                        $      10,377
                                                                -------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Global Technology Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
In thousands
                                                      6 Months            Year
                                                         Ended           Ended
                                                       6/30/03        12/31/02
Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)                   $       (326)    $       (750)

  Net realized gain (loss)                             (1,451)         (30,916)

  Change in net unrealized gain (loss)                 12,154            6,493

  Increase (decrease) in net assets
   from operations                                     10,377          (25,173)

Capital share transactions *

  Shares sold                                           5,036           14,090

  Shares redeemed                                      (5,494)         (17,892)

  Increase (decrease) in net
  assets from capital
  share transactions                                     (458)          (3,802)

Net Assets

Increase (decrease) during period                       9,919          (28,975)

Beginning of period                                    55,145           84,120

End of period                                    $     65,064     $     55,145
                                                --------------------------------
*Share information
  Shares sold                                           1,414            3,725

  Shares redeemed                                      (1,556)          (4,851)

  Increase (decrease) in shares outstanding              (142)          (1,126)

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Global Technology Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)                                   June 30, 2003

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     T. Rowe Price Global Technology Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company and commenced operations on September 29, 2000. The fund seeks to provide long-term capital growth.

     The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

     Valuation
     Investments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities.

     Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

     Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

     Most foreign markets close before the NYSE. Developments that could affect the values of securities that occur between the close of a foreign market and the close of the NYSE normally will not be reflected in security valuations. However, if such developments are so significant that they will, in the judgment of the officers of the fund, clearly and materially affect the value of securities, the previous closing prices may be adjusted to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

     Currency Translation
     Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and ask prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

     Expenses Paid Indirectly
     Certain security trades are directed to brokers who have agreed to rebate a portion of the related commission to the fund to pay fund expenses. Additionally, credits earned on temporarily uninvested cash balances at the custodian are used to reduce the fund's custody charges. Total expenses in the accompanying statement of operations are presented before reduction for rebates and credits, which totaled $8,000 and $0, respectively, for the six months ended June 30, 2003

     Other
     Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date.

NOTE 2 - INVESTMENT TRANSACTIONS

     Purchases and sales of portfolio securities, other than short-term securities, aggregated $47,675,000 and $46,275,000, respectively, for the six months ended June 30, 2003.

NOTE 3 - FEDERAL INCOME TAXES

     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2003.

     For tax purposes, the fund has elected to treat net capital losses realized between November 1 and December 31 of each year as occurring on the first day of the following tax year; consequently, $1,462,000 of realized losses recognized for financial reporting purposes in the year ended December 31, 2002 were recognized for tax purposes on January 1, 2003. Further, the fund intends to retain realized gains to the extent of available capital loss carryforwards. As of December 31, 2002, the fund had $108,460,000 of unused capital loss carryforwards, of which $878,000 expire in 2008, $74,000,000 expire in 2009, and $33,582,000 expire in 2010.

     At June 30, 2003, the cost of investments for federal income tax purposes was $58,848,000. Net unrealized gain aggregated $6,850,000 at period-end, of which $8,191,000 related to appreciated investments and $1,341,000 related to depreciated investments.

NOTE 4 - FOREIGN TAXES

     The fund is subject to foreign income taxes imposed by certain countries in which it invests. Foreign income taxes are accrued by the fund as a reduction of income.

NOTE 5- RELATED PARTY TRANSACTIONS

     The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.45% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its net assets to those of the group. At June 30, 2003, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $31,000.

     Under the terms of the investment management agreement, the manager is required to bear any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, through April 30, 2005, which would cause the fund's ratio of total expenses to average net assets (expense ratio) to exceed 1.50%. Thereafter, through April 30, 2007, the fund is required to reimburse the manager for these expenses, provided that average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing the fund's expense ratio to exceed 1.50%. Pursuant to this agreement, $115,000 of management fees were not accrued by the fund for the six months ended June 30, 2003. At June 30, 2003, unaccrued management fees in the amount of $371,000 remain subject to reimbursement by the fund through December 31, 2004, and $115,000 through April 30, 2007.

     In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Expenses incurred pursuant to these service agreements totaled $191,000 for the six months ended June 30, 2003, of which $36,000 was payable at period-end.

     The fund may invest in the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the six months ended June 30, 2003, totaled $26,000.

Item 2.  Code of Ethics.

Not required at this time.

Item 3.  Audit Committee Financial Expert.

Not required at this time.

Item 4.  Principal Accountant Fees and Services.

Not required at this time.

Item 5.  Audit Committee of Listed Registrants.

Not required at this time.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  [Reserved]

Item 9. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) Not required at this time.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Global Technology Fund, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     August 22, 2003


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     August 22, 2003


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     August 22, 2003